SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net	$ 616	$ 1,105	$ 6,100
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	(202)	118	105
Discount fees	347	0	0
Capital Expenditures Incurred but Not yet Paid	485	231	0
Asset Retirement Obligation, Liabilities Incurred	0	0	75
Cash and Cash Equivalents, at Carrying Value	75,454	89,076	65,003
Restricted Cash and Cash Equivalents	3,629	221	221
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	79,083	$ 89,297	$ 65,224	$ 102,772
Restricted cash, held in escrow	221
RPA, receivables collected, previously sold, timing differences	$ 3,408